Document and Entity Information	0 Months Ended
Sep. 18, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 18, 2012
Registrant Name	TIAA-CREF FUNDS
Central Index Key	0001084380
Amendment Flag	false
Document Creation Date	Sep. 18, 2012
Document Effective Date	Sep. 18, 2012
Prospectus Date	Sep. 21, 2012